Note 10 - Share-based Compensation - Options Activities (Details) - The 2017 Omnibus Incentive Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding, number of options (in shares)		1,939,049	149,700	465,900
Outstanding, weighted average exercise price (in dollars per share)		$ 14.12	$ 23.61	$ 27.91
Outstanding, weighted average remaining contractual term (Year)		8 years 9 months 25 days	9 years 4 months 17 days	8 years 8 months 8 days	9 years 1 month 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	370,000	1,134,672	1,791,943	19,700
Granted, weighted average exercise price (in dollars per share)		$ 11.24	$ 13.32	$ 13.96
Granted, weighted average grant date fair value (in dollars per share)		$ 8.19	$ 8.21	$ 8.63
Canceled, number of options (in shares)				(335,900)
Canceled, weighted average exercise price (in dollars per share)				$ 29.00
Canceled, weighted average grant date fair value (in dollars per share)				$ 19.91
Forfeited, number of options (in shares)		(307,883)	(2,594)
Forfeited, weighted average exercise price (in dollars per share)		$ 14.52	$ 13.83
Forfeited, weighted average grant date fair value (in dollars per share)		$ 9.06	$ 8.64
Exercised, number of options (in shares)		(98,500)
Exercised, weighted average exercise price (in dollars per share)		$ 16.13
Exercised, weighted average grant date fair value (in dollars per share)		$ 9.66
Exercised, average intrinsic value		$ 473	$ 0
Outstanding, number of options (in shares)		2,667,338	1,939,049	149,700	465,900
Outstanding, weighted average exercise price (in dollars per share)		$ 12.77	$ 14.12	$ 23.61	$ 27.91
Exercisable, number of options (in shares)		871,881
Exercisable, weighted average exercise price (in dollars per share)		$ 14.58
Exercisable, weighted average remaining contractual term (Year)		8 years 4 months 28 days
Vested and expected to vest, number of options (in shares)		1,777,271
Vested and expected to vest, weighted average exercise price (in dollars per share)		$ 13.51
Vested and expected to vest, weighted average remaining contractual term (Year)		8 years 8 months 23 days
Vested and expected to vest, average intrinsic value			$ 0